Financial risk management - Significant hedging (Details) € in Millions	Dec. 31, 2024 EUR (€) $ / € £ / €	Dec. 31, 2023 EUR (€) £ / € $ / €
Risk management
Liabilities - hedging	€ (66)	€ (148)
Cash flow hedges
Risk management
Liabilities - hedging	(12)
Assets - hedging		2
Notional amount of hedging instruments	(1,043)	(968)
Cash flow hedges | GBP
Risk management
Liabilities - hedging	€ (5)	€ (1)
Weighted average hedged rate | £ / €	0.8423	0.8640
Notional amount of hedging instruments	€ (222)	€ (219)
Cash flow hedges | GBP | Within 3 months
Risk management
Notional amount of hedging instruments	(69)	(63)
Cash flow hedges | GBP | Between 3 and 12 months
Risk management
Notional amount of hedging instruments	(153)	(156)
Cash flow hedges | GBP | Due between 1 and 3 years
Risk management
Notional amount of hedging instruments	0	0
Cash flow hedges | GBP | Beyond 3 years
Risk management
Notional amount of hedging instruments	0	0
Cash flow hedges, selling currency | USD
Risk management
Liabilities - hedging	€ (11)
Assets - hedging		€ 5
Weighted average hedged rate | $ / €	1.0670	1.0881
Notional amount of hedging instruments	€ (459)	€ (860)
Cash flow hedges, selling currency | USD | Within 3 months
Risk management
Notional amount of hedging instruments	(170)	(231)
Cash flow hedges, selling currency | USD | Between 3 and 12 months
Risk management
Notional amount of hedging instruments	(289)	(629)
Cash flow hedges, selling currency | USD | Due between 1 and 3 years
Risk management
Notional amount of hedging instruments	0	0
Cash flow hedges, selling currency | USD | Beyond 3 years
Risk management
Notional amount of hedging instruments	0	0
Cash flow hedges, buying currency | USD
Risk management
Liabilities - hedging		€ (2)
Weighted average hedged rate | $ / €		1.0832
Notional amount of hedging instruments		€ (257)
Cash flow hedges, buying currency | USD | Within 3 months
Risk management
Notional amount of hedging instruments		0
Cash flow hedges, buying currency | USD | Between 3 and 12 months
Risk management
Notional amount of hedging instruments		(119)
Cash flow hedges, buying currency | USD | Due between 1 and 3 years
Risk management
Notional amount of hedging instruments		(131)
Cash flow hedges, buying currency | USD | Beyond 3 years
Risk management
Notional amount of hedging instruments		(7)
Hedges on net investment in foreign subsidiaries
Risk management
Liabilities - hedging	(5)
Assets - hedging		5
Notional amount of hedging instruments	(1,498)	(1,166)
Hedges on net investment in foreign subsidiaries | USD
Risk management
Liabilities - hedging	€ 0
Weighted average hedged rate | $ / €	88.8518
Notional amount of hedging instruments	€ (208)
Hedges on net investment in foreign subsidiaries | USD | Within 3 months
Risk management
Notional amount of hedging instruments	(186)
Hedges on net investment in foreign subsidiaries | USD | Between 3 and 12 months
Risk management
Notional amount of hedging instruments	(22)
Hedges on net investment in foreign subsidiaries | USD | Due between 1 and 3 years
Risk management
Notional amount of hedging instruments	0
Hedges on net investment in foreign subsidiaries | USD | Beyond 3 years
Risk management
Notional amount of hedging instruments	0
Hedges on net investment in foreign subsidiaries | CNY
Risk management
Liabilities - hedging	€ (6)
Assets - hedging		€ 4
Weighted average hedged rate | £ / €	7.6474	7.8152
Notional amount of hedging instruments	€ (783)	€ (788)
Hedges on net investment in foreign subsidiaries | CNY | Within 3 months
Risk management
Notional amount of hedging instruments	(783)	(788)
Hedges on net investment in foreign subsidiaries | CNY | Between 3 and 12 months
Risk management
Notional amount of hedging instruments	0	0
Hedges on net investment in foreign subsidiaries | CNY | Due between 1 and 3 years
Risk management
Notional amount of hedging instruments	0	0
Hedges on net investment in foreign subsidiaries | CNY | Beyond 3 years
Risk management
Notional amount of hedging instruments	0	0
Fair value hedges
Risk management
Liabilities - hedging	0	(45)
Notional amount of hedging instruments	€ 0	(1,354)
Fair value hedges | USD
Risk management
Liabilities - hedging		€ (45)
Weighted average hedged rate | $ / €		1.1196
Notional amount of hedging instruments		€ (1,354)
Fair value hedges | USD | Within 3 months
Risk management
Notional amount of hedging instruments		(427)
Fair value hedges | USD | Between 3 and 12 months
Risk management
Notional amount of hedging instruments		(301)
Fair value hedges | USD | Due between 1 and 3 years
Risk management
Notional amount of hedging instruments		(616)
Fair value hedges | USD | Beyond 3 years
Risk management
Notional amount of hedging instruments		€ (10)